UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21563

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Short Duration Diversified Income Fund (EVG)
Semi-Annual Report
April 30, 2025

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report April 30, 2025
Eaton Vance
Short Duration Diversified Income Fund

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Performance

Portfolio Manager(s) Catherine C. McDermott, Andrew Szczurowski, CFA, Akbar A. Causer and Federico Sequeda, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	02/28/2005	3.33%	9.11%	7.37%	4.26%
Fund at Market Price	—	2.30	14.57	8.66	5.15

Bloomberg U.S. Aggregate Bond Index	—	2.57%	8.02%	(0.67)%	1.54%
Blended Index	—	1.25	5.32	4.35	—
% Premium/Discount to NAV[3]
As of period end	(1.17)%
Distributions [4]
Total Distributions per share for the period	$0.45
Distribution Rate at NAV	7.93%
Distribution Rate at Market Price	8.03
% Total Leverage[5]
Borrowings	15.18%
Derivatives	18.18
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Fund Profile

Asset Allocation (% of total investments)[1]
Footnotes:
[1]	Including the Fund’s use of leverage, Asset Allocation as a percentage of the Fund’s net assets amounted to 125.4%.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified Spread Index is the spread component of the J.P. Morgan EMBI Global Diversified. J.P. Morgan EMBI Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. The J.P. Morgan EMBI Global Diversified Spread Index commenced on July 27, 2016; accordingly the Ten Years return is not available. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. The Blended Index consists of 33.33% Morningstar® LSTA® US Leveraged Loan IndexSM, 33.33% ICE BofA U.S. Mortgage-Backed Securities Index and 33.34% J.P. Morgan EMBI Global Diversified Spread Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, if applicable, the returns would be lower.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Pricing and Performance - Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	The Fund employs leverage through derivatives and borrowings. Total leverage is shown as a percentage of the Fund’s aggregate net assets plus the absolute notional value of long and short derivatives and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 14.3%
Security	Principal Amount (000's omitted)	Value
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.428%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	$2,000	$ 1,979,576
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 7.306%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	1,000	989,598
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.003%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	2,000	1,943,848
Series 2014-4RA, Class D, 10.168%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,000	945,217
Series 2015-5A, Class DR, 11.231%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	973,525
Carlyle U.S. CLO Ltd., Series 2022-6A, Class DR, 9.032%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	1,000	1,001,190
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 11.163%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,440	1,427,770
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 9.781%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	998,734
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 7.506%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,475,748
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.42%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,491,676
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.406%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	500	500,995
Series 2019-22A, Class DRR, 7.156%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,500	1,490,403
New Mountain CLO 6 Ltd., Series CLO-6A, Class E, 10.356%, (3 mo. SOFR + 6.10%), 10/15/37(1)(2)	1,000	1,004,481
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	239	231,602
Octagon 60 Ltd., Series 2022-1A, Class ER, 11.27%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	1,000	1,001,875
Octagon 68 Ltd., Series 2023-1A, Class D, 8.47%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	1,000	1,006,055
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 7.27%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	1,000	995,697
Voya CLO Ltd., Series 2015-3A, Class DR, 10.731%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,858,300
Total Asset-Backed Securities (identified cost $21,503,792)		$ 21,316,290

Collateralized Mortgage Obligations — 21.1%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$423	$ 409,798
Champs Trust:
Series 2024-1, Class A, 8.774%, 7/25/59(1)(4)	1,137	1,170,441
Series 2024-2, Class A, 9.576%, 11/25/59(1)(4)	1,223	1,273,582
Series 2025-1, Class A, 7.841%, 4/25/60(1)(4)	1,970	2,053,792
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$78	$ 78,315
Series 2167, Class BZ, 7.00%, 6/15/29	47	47,761
Series 2182, Class ZB, 8.00%, 9/15/29	94	96,921
Series 4273, Class PU, 4.00%, 11/15/43	420	365,911
Series 5327, Class B, 6.00%, 8/25/53	1,000	1,034,568
Series 5410, Class KY, 6.00%, 5/25/54	2,000	2,053,724
Series 5508, Class SC, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	728	821,133
Series 5513, Class MQ, 8.089%, (30-day SOFR Average + 3.95%), 6/25/54(2)	979	1,006,720
Interest Only:(6)
Series 362, Class C7, 3.50%, 9/15/47	892	174,291
Series 2631, Class DS, 2.641%, (6.986% - 30-day SOFR Average), 6/15/33(5)	45	457
Series 2770, Class SH, 2.641%, (6.986% - 30-day SOFR Average), 3/15/34(5)	351	34,919
Series 2981, Class CS, 2.261%, (6.606% - 30-day SOFR Average), 5/15/35(5)	178	11,481
Series 3114, Class TS, 2.191%, (6.536% - 30-day SOFR Average), 9/15/30(5)	217	8,427
Series 3339, Class JI, 2.131%, (6.476% - 30-day SOFR Average), 7/15/37(5)	613	61,698
Series 4109, Class ES, 1.691%, (6.036% - 30-day SOFR Average), 12/15/41(5)	31	3,629
Series 4163, Class GS, 1.741%, (6.086% - 30-day SOFR Average), 11/15/32(5)	964	65,029
Series 4169, Class AS, 1.791%, (6.136% - 30-day SOFR Average), 2/15/33(5)	456	30,219
Series 4203, Class QS, 1.791%, (6.136% - 30-day SOFR Average), 5/15/43(5)	538	43,778
Series 4370, Class IO, 3.50%, 9/15/41	40	686
Series 4497, Class CS, 1.741%, (6.086% - 30-day SOFR Average), 9/15/44(5)	115	3,957
Series 4507, Class EI, 4.00%, 8/15/44	618	70,510
Series 4629, Class QI, 3.50%, 11/15/46	457	84,269
Series 4644, Class TI, 3.50%, 1/15/45	346	44,232
Series 4744, Class IO, 4.00%, 11/15/47	423	88,084
Series 4749, Class IL, 4.00%, 12/15/47	330	68,869
Series 4768, Class IO, 4.00%, 3/15/48	394	81,992
Series 4772, Class PI, 4.00%, 1/15/48	285	59,387
Series 4966, Class SY, 1.582%, (5.936% - 30-day SOFR Average), 4/25/50(5)	1,588	231,220
Principal Only:(7)
Series 3309, Class DO, 0.00%, 4/15/37	322	258,946
Series 4478, Class PO, 0.00%, 5/15/45	161	119,058
Federal National Mortgage Association:
Series 1997-38, Class N, 8.00%, 5/20/27	21	21,665
Series 2007-74, Class AC, 5.00%, 8/25/37	349	352,076
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	106	103,207
Series 2012-134, Class ZT, 2.00%, 12/25/42	490	358,324
Series 2013-6, Class TA, 1.50%, 1/25/43	182	164,732
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(5)	867	524,810
Series 2017-15, Class LE, 3.00%, 6/25/46	35	34,657

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only:(6)
Series 2004-46, Class SI, 1.532%, (5.886% - 30-day SOFR Average), 5/25/34(5)	$168	$ 7,197
Series 2005-17, Class SA, 2.232%, (6.586% - 30-day SOFR Average), 3/25/35(5)	333	30,419
Series 2006-42, Class PI, 2.122%, (6.476% - 30-day SOFR Average), 6/25/36(5)	432	42,104
Series 2006-44, Class IS, 2.132%, (6.486% - 30-day SOFR Average), 6/25/36(5)	414	36,223
Series 2007-50, Class LS, 1.982%, (6.336% - 30-day SOFR Average), 6/25/37(5)	356	35,325
Series 2008-26, Class SA, 1.732%, (6.086% - 30-day SOFR Average), 4/25/38(5)	451	45,419
Series 2008-61, Class S, 1.632%, (5.986% - 30-day SOFR Average), 7/25/38(5)	642	46,199
Series 2010-109, Class PS, 2.132%, (6.486% - 30-day SOFR Average), 10/25/40(5)	678	55,576
Series 2010-147, Class KS, 1.482%, (5.836% - 30-day SOFR Average), 1/25/41(5)	682	30,308
Series 2012-52, Class AI, 3.50%, 8/25/26	13	90
Series 2012-118, Class IN, 3.50%, 11/25/42	1,011	196,155
Series 2012-150, Class PS, 1.682%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,642	189,848
Series 2012-150, Class SK, 1.682%, (6.036% - 30-day SOFR Average), 1/25/43(5)	654	79,828
Series 2013-23, Class CS, 1.782%, (6.136% - 30-day SOFR Average), 3/25/33(5)	453	30,407
Series 2014-32, Class EI, 4.00%, 6/25/44	165	31,105
Series 2014-55, Class IN, 3.50%, 7/25/44	358	67,987
Series 2014-80, Class BI, 3.00%, 12/25/44	825	134,581
Series 2014-89, Class IO, 3.50%, 1/25/45	296	57,213
Series 2015-14, Class KI, 3.00%, 3/25/45	671	108,908
Series 2015-52, Class MI, 3.50%, 7/25/45	349	67,258
Series 2015-57, Class IO, 3.00%, 8/25/45	1,277	213,828
Series 2015-93, Class BS, 1.682%, (6.036% - 30-day SOFR Average), 8/25/45(5)	374	31,644
Series 2018-21, Class IO, 3.00%, 4/25/48	684	116,526
Series 2020-23, Class SP, 1.582%, (5.936% - 30-day SOFR Average), 2/25/50(5)	1,244	182,273
Series 2020-45, Class IJ, 2.50%, 7/25/50	1,721	261,652
Principal Only:(7) Series 2006-8, Class WQ, 0.00%, 3/25/36	303	251,494
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.218%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	931	947,137
Government National Mortgage Association:
Series 2022-189, Class US, 6.783%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	227	252,578
Series 2023-56, Class ZE, 6.00%, 4/20/53	1,127	1,170,194
Series 2023-96, Class BL, 6.00%, 7/20/53	1,000	1,037,424
Series 2023-97, Class CB, 6.00%, 7/20/53	1,000	1,034,277
Series 2023-115, Class AL, 6.00%, 8/20/53	500	517,516
Series 2023-149, Class S, 8.40%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	675	756,818
Series 2023-164, Class EL, 6.00%, 11/20/53	1,000	1,035,461
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,036,770
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-165, Class EY, 6.50%, 11/20/53	$2,000	$ 2,119,679
Series 2023-173, Class AX, 6.00%, 11/20/53	1,000	1,035,460
Series 2023-182, Class EL, 6.00%, 12/20/53	1,000	1,035,391
Interest Only:(6)
Series 2017-121, Class DS, 0.067%, (4.386% - 1 mo. SOFR), 8/20/47(5)	688	34,056
Series 2020-146, Class IQ, 2.00%, 10/20/50	4,977	626,611
Series 2021-131, Class QI, 3.00%, 7/20/51	2,747	371,988
Series 2021-193, Class IU, 3.00%, 11/20/49	5,363	782,539
Series 2021-209, Class IW, 3.00%, 11/20/51	4,075	565,282
JPM Lending Facility, 11.324%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,245,700
Total Collateralized Mortgage Obligations (identified cost $39,880,414)		$ 31,471,723

Commercial Mortgage-Backed Securities — 6.5%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$795	$ 611,069
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	1,605	1,091,019
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.71%, 2/15/50(1)(4)	700	464,954
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.613%, 8/10/50(1)(4)	2,273	2,182,000
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 9.972%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	500	498,654
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.659%, 9/15/47(1)(4)	480	322,848
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	755,645
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(8)	250	194,231
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	1,227	712,614
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.06%, 4/10/46(1)(4)	848	735,630
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	922	805,422
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	915,257
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	362,638
Total Commercial Mortgage-Backed Securities (identified cost $10,314,152)		$ 9,651,981

Common Stocks — 0.8%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(9)(10)	2,596	$ 39,806

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Phoenix Services International LLC(9)(10)	2,365	$ 9,460
Phoenix Services International LLC(9)(10)	216	864
		$ 50,130
Electronic Equipment, Instruments & Components — 0.1%
Range Red Acquisitions LLC, Class A1(9)(10)(11)	74	$ 166,453
		$ 166,453
Electronics/Electrical — 0.0%†
Skillsoft Corp.(9)(10)	585	$ 11,191
		$ 11,191
Entertainment — 0.1%
New Cineworld Ltd.(9)(10)	2,436	$ 51,156
		$ 51,156
Health Care — 0.1%
Akorn Holding Co. LLC(9)(10)(11)	6,053	$ 0
Cano Health, Inc.(9)(10)	3,285	22,448
Envision Parent, Inc.(9)(10)	10,840	133,603
		$ 156,051
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(9)(10)	17,110	$ 162,545
Serta SSB Equipment Co.(9)(10)(11)	17,110	0
		$ 162,545
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(9)(10)	1,179	$ 87,639
		$ 87,639
Oil and Gas — 0.0%
AFG Holdings, Inc.(9)(10)(11)	3,122	$ 0
		$ 0
Pharmaceuticals — 0.3%
Endo, Inc.(9)	2,084	$ 44,368
Mallinckrodt International Finance SA(9)(10)	5,076	441,823
		$ 486,191
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(9)(10)(11)	79	$ 0
Jubilee Enterprise PCL, Class A2(9)(10)(11)	63,218	0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(9)(10)(11)	3,588	$ 0
		$ 0
Total Common Stocks (identified cost $1,293,939)		$ 1,171,356

Corporate Bonds — 18.4%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.5%
Bombardier, Inc.:
7.25%, 7/1/31(1)	$150	$ 153,766
7.875%, 4/15/27(1)	54	54,165
TransDigm, Inc.:
4.625%, 1/15/29	150	144,450
4.875%, 5/1/29	250	241,561
6.625%, 3/1/32(1)	200	205,121
		$ 799,063
Automotive — 0.7%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	$197	$ 179,707
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	51	51,207
8.50%, 5/15/27(1)	642	645,562
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	75	56,029
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	200	187,827
		$ 1,120,332
Building and Development — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	$50	$ 45,885
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	93	94,428
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	192	187,813
		$ 328,126
Building Materials — 0.7%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 450,768
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	370	371,708
Standard Industries, Inc., 3.375%, 1/15/31(1)	200	176,802
		$ 999,278
Business Equipment and Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	$250	$ 247,353
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	100	102,239
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	200	187,884
9.75%, 7/15/27(1)	185	185,822
		$ 723,298
Cable and Satellite Television — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$408	$ 385,591
5.125%, 5/1/27(1)	200	197,432
		$ 583,023

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Chemicals — 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(1)	$200	$ 211,559
		$ 211,559
Chemicals and Plastics — 0.3%
Celanese U.S. Holdings LLC, 6.415%, 7/15/27	$200	$ 201,801
Valvoline, Inc., 3.625%, 6/15/31(1)	200	175,341
		$ 377,142
Commercial Services — 0.8%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$300	$ 282,415
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	200	211,239
Korn Ferry, 4.625%, 12/15/27(1)	286	276,994
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	241	222,597
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	208	214,514
		$ 1,207,759
Computers — 0.4%
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)	$150	$ 153,522
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	100	101,566
McAfee Corp., 7.375%, 2/15/30(1)	189	163,451
Seagate HDD Cayman, 9.625%, 12/1/32	200	225,921
		$ 644,460
Distribution & Wholesale — 0.5%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$322	$ 319,705
RB Global Holdings, Inc., 6.75%, 3/15/28(1)	200	204,172
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	200	210,759
		$ 734,636
Diversified Financial Services — 0.3%
Hightower Holding LLC, 9.125%, 1/31/30(1)	$100	$ 102,378
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/29(1)	178	169,626
6.125%, 11/1/32(1)	111	109,199
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	100	90,480
		$ 471,683
Diversified Telecommunication Services — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	$200	$ 179,991
		$ 179,991
Ecological Services and Equipment — 0.4%
GFL Environmental, Inc., 4.75%, 6/15/29(1)	$238	$ 231,162
Reworld Holding Corp., 5.00%, 9/1/30	200	184,095
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	200	205,510
		$ 620,767
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.7%
Alpha Generation LLC, 6.75%, 10/15/32(1)	$200	$ 204,000
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	200	196,624
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	393	398,684
6.625%, 3/15/32(1)	93	94,718
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	200	189,283
		$ 1,083,309
Electronics/Electrical — 0.4%
Imola Merger Corp., 4.75%, 5/15/29(1)	$391	$ 373,874
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	189	174,484
		$ 548,358
Energy — 0.1%
Sunoco LP, 7.25%, 5/1/32(1)	$191	$ 198,253
		$ 198,253
Engineering & Construction — 0.3%
TopBuild Corp., 4.125%, 2/15/32(1)	$150	$ 135,122
VM Consolidated, Inc., 5.50%, 4/15/29(1)	370	357,211
		$ 492,333
Entertainment — 0.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)	$200	$ 207,576
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)	134	134,818
7.00%, 2/15/30(1)	200	204,854
8.125%, 7/1/27(1)	110	110,419
Churchill Downs, Inc., 5.75%, 4/1/30(1)	100	97,895
		$ 755,562
Financial Services — 0.7%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(12)	$1,060	$ 1,027,910
		$ 1,027,910
Food Products — 0.2%
Pilgrim's Pride Corp., 6.875%, 5/15/34	$250	$ 271,236
		$ 271,236
Food Service — 0.4%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	$212	$ 193,197
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	250	246,059
7.625%, 7/1/29(1)	212	222,313
		$ 661,569

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care — 1.6%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	$191	$ 176,724
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	139	120,795
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	200	210,988
IQVIA, Inc., 5.00%, 5/15/27(1)	300	297,855
LifePoint Health, Inc., 5.375%, 1/15/29(1)	210	189,277
Medline Borrower LP, 5.25%, 10/1/29(1)	700	665,432
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	396	357,311
Option Care Health, Inc., 4.375%, 10/31/29(1)	400	378,103
		$ 2,396,485
Home Furnishings — 0.1%
Somnigroup International, Inc., 3.875%, 10/15/31(1)	$216	$ 189,872
		$ 189,872
Industrial Equipment — 0.1%
Madison IAQ LLC, 5.875%, 6/30/29(1)	$100	$ 94,700
		$ 94,700
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
5.875%, 11/1/29(1)	$200	$ 193,257
6.75%, 10/15/27(1)	100	99,386
7.00%, 1/15/31(1)	87	88,383
AssuredPartners, Inc., 5.625%, 1/15/29(1)	200	199,525
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	92	94,331
		$ 674,882
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$85	$ 80,015
Cars.com, Inc., 6.375%, 11/1/28(1)	187	183,879
Snap, Inc., 6.875%, 3/1/33(1)	135	134,944
		$ 398,838
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	$150	$ 137,462
		$ 137,462
Leisure Goods/Activities/Movies — 0.9%
Acushnet Co., 7.375%, 10/15/28(1)	$87	$ 90,122
Carnival Corp., 6.00%, 5/1/29(1)	90	89,566
Cinemark USA, Inc., 5.25%, 7/15/28(1)	100	98,281
NCL Corp. Ltd.:
5.875%, 2/15/27(1)	375	373,510
7.75%, 2/15/29(1)	100	103,294
Viking Cruises Ltd., 5.875%, 9/15/27(1)	540	539,325
		$ 1,294,098
Security	Principal Amount (000's omitted)	Value
Lodging and Casinos — 0.3%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)	$400	$ 400,030
		$ 400,030
Machinery — 0.1%
ESAB Corp., 6.25%, 4/15/29(1)	$100	$ 101,588
		$ 101,588
Media — 0.2%
CSC Holdings LLC, 11.25%, 5/15/28(1)	$200	$ 195,656
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	200	175,611
		$ 371,267
Metals/Mining — 0.5%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	$200	$ 207,323
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	100	98,925
Constellium SE, 3.75%, 4/15/29(1)	250	229,997
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	150	147,340
		$ 683,585
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)	$150	$ 148,008
		$ 148,008
Oil and Gas — 1.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	$285	$ 286,464
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	90	89,960
Permian Resources Operating LLC:
6.25%, 2/1/33(1)	100	97,879
8.00%, 4/15/27(1)	100	101,839
Petroleos de Venezuela SA:
5.375%, 4/12/27(12)(13)	621	73,541
5.50%, 4/12/37(12)(13)	215	25,525
6.00%, 10/28/22(12)(13)	316	34,780
6.00%, 5/16/24(12)(13)	500	59,250
6.00%, 11/15/26(12)(13)	250	29,625
8.50%, 10/27/20(12)(13)	75	70,500
9.00%, 11/17/21(12)(13)	354	45,955
9.75%, 5/17/35(12)(13)	316	41,028
12.75%, 2/17/22(12)(13)	328	45,127
Petroleos Mexicanos:
5.35%, 2/12/28	30	27,748
6.75%, 9/21/47	200	134,450
6.84%, 1/23/30	355	316,433
Petronas Capital Ltd.:
2.48%, 1/28/32(12)	250	213,925
4.55%, 4/21/50(12)	200	168,840
		$ 1,862,869

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	$244	$ 172,622
		$ 172,622
Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	$100	$ 99,729
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	150	149,089
9.00% to 9/30/29(1)(14)(15)	266	228,881
9.875%, 2/1/32(1)	59	59,943
		$ 537,642
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	$134	$ 131,406
8.00%, 8/1/29(1)	200	198,359
		$ 329,765
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	$98	$ 81,416
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	150	147,116
		$ 228,532
Real Estate Investment Trusts (REITs) — 0.1%
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	$90	$ 94,592
VICI Properties LP/VICI Note Co., Inc., 5.75%, 2/1/27(1)	44	44,509
		$ 139,101
Retail — 0.4%
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$78	$ 80,628
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	400	380,644
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	167	177,188
		$ 638,460
Software — 0.2%
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	$97	$ 97,127
9.00%, 9/30/29(1)	195	196,663
		$ 293,790
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 240,004
		$ 240,004
Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$302	$ 288,957
		$ 288,957
Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.3%
Ciena Corp., 4.00%, 1/31/30(1)	$100	$ 92,716
Iliad Holding SASU, 7.00%, 10/15/28(1)	200	202,615
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	213,267
		$ 508,598
Utilities — 0.9%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 244,732
4.625%, 2/1/29(1)	350	338,763
NRG Energy, Inc., 3.375%, 2/15/29(1)	346	321,114
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	70	68,243
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	320	331,710
		$ 1,304,562
Total Corporate Bonds (identified cost $27,509,763)		$ 27,475,364

Preferred Stocks — 0.0%†
Security	Shares	Value
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(9)	870	$ 21,097
Series G1(9)	601	13,222
Total Preferred Stocks (identified cost $30,155)		$ 34,319

Senior Floating-Rate Loans — 30.7%(16)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Air Comm Corp. LLC:
Term Loan, 7.321%, (1 mo. USD Term SOFR + 3.00%), 11/21/31	185	$ 183,115
Term Loan, 12/11/31(17)	15	15,260
		$ 198,375
Airlines — 0.1%
SkyMiles IP Ltd., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/20/27	92	$ 92,984
		$ 92,984
Auto Components — 0.7%
Adient U.S. LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/31/31	79	$ 77,026
Autokiniton U.S. Holdings, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	168	166,123

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
Clarios Global LP, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	323	$ 317,920
DexKo Global, Inc., Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/4/28	121	112,263
Garrett LX I SARL, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 1/17/32	97	96,145
RealTruck Group, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 1/31/28	192	179,609
Term Loan, 9.436%, (1 mo. USD Term SOFR + 5.00%), 1/31/28	99	94,546
		$ 1,043,632
Automobiles — 0.7%
Bombardier Recreational Products, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/22/31	759	$ 734,205
MajorDrive Holdings IV LLC:
Term Loan, 8.561%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	72	67,265
Term Loan, 9.949%, (3 mo. USD Term SOFR + 5.50%), 6/1/29	218	202,972
		$ 1,004,442
Beverages — 0.1%
Arterra Wines Canada, Inc., Term Loan, 8.061%, (3 mo. USD Term SOFR + 3.50%), 11/24/27	144	$ 141,055
City Brewing Co. LLC:
Term Loan, 8.018%, (3 mo. USD Term SOFR + 3.50%), 4/5/28	47	18,562
Term Loan, 10.506%, (3 mo. USD Term SOFR + 6.25%), 4/5/28	15	5,865
Term Loan - Second Lien, 0.00%, 4/5/28(13)	48	1,103
		$ 166,585
Broadline Retail — 0.2%
Peer Holding III BV:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 10/28/30	149	$ 148,067
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	175	174,072
		$ 322,139
Building Products — 0.3%
LHS Borrower LLC, Term Loan, 9.172%, (1 mo. USD Term SOFR + 4.75%), 2/16/29	120	$ 105,933
MI Windows & Doors LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/28/31	174	171,329
Oscar AcquisitionCo LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	122	116,886
Standard Industries, Inc., Term Loan, 6.069%, (1 mo. USD Term SOFR + 1.75%), 9/22/28	52	52,055
		$ 446,203
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 0.6%
Advisor Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/17/28		266	$ 265,763
Aretec Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		162	161,671
Brookfield Property REIT, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 2.50%), 8/27/25		64	64,045
FinCo I LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 6/27/29		172	172,230
Franklin Square Holdings LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		124	123,752
Victory Capital Holdings, Inc., Term Loan, 6.609%, (3 mo. USD Term SOFR + 2.25%), 7/1/26		120	120,664
			$ 908,125
Chemicals — 1.5%
Aruba Investments Holdings LLC, Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 11/24/27		96	$ 94,158
INEOS Enterprises Holdings II Ltd., Term Loan, 6.499%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	8	8,466
INEOS Quattro Holdings U.K. Ltd., Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 4/2/29		387	332,898
INEOS U.S. Finance LLC:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		75	69,419
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		616	578,143
Lonza Group AG, Term Loan, 8.324%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		265	243,346
Momentive Performance Materials, Inc., Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		115	113,071
Nouryon Finance BV, Term Loan, 7.553%, (3 mo. USD Term SOFR + 3.25%), 4/3/28		158	157,097
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		321	317,191
Tronox Finance LLC, Term Loan, 6.799% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		208	196,041
W.R. Grace & Co.-Conn., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 9/22/28		145	142,828
			$ 2,252,658
Commercial Services & Supplies — 1.0%
Albion Financing 3 SARL, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 8/16/29		218	$ 217,937
Allied Universal Holdco LLC, Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 5/12/28		453	452,731
EnergySolutions LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		122	121,515
Flame Newco LLC, Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 6.422% cash, 4.00% PIK, 6/30/28		30	29,087
Garda World Security Corp., Term Loan, 7.292%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		168	166,927

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc., Term Loan, 6.819%, (3 mo. USD Term SOFR + 2.50%), 2/4/32		175	$ 173,031
Monitronics International, Inc., Term Loan, 12.083%, (1 mo. USD Term SOFR + 7.50%), 6/30/28		141	140,264
Prime Security Services Borrower LLC, Term Loan, 6.319%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		124	124,016
TruGreen LP, Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 11/2/27		96	90,963
			$ 1,516,471
Construction Materials — 0.2%
Quikrete Holdings, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		200	$ 196,329
Star Holding LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 7/31/31		100	94,351
			$ 290,680
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		149	$ 148,490
			$ 148,490
Containers & Packaging — 0.3%
Berlin Packaging LLC, Term Loan, 7.799% - 7.824%, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 6/7/31		170	$ 168,806
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		61	60,653
Pregis TopCo Corp., Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 7/31/26		95	94,742
Proampac PG Borrower LLC, Term Loan, 8.256% - 8.323%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		173	170,527
			$ 494,728
Distributors — 0.2%
Parts Europe SA, Term Loan, 5.486%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	200	$ 226,833
			$ 226,833
Diversified Consumer Services — 0.2%
KUEHG Corp., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 6/12/30		154	$ 154,071
Wand NewCo 3, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		169	166,807
			$ 320,878
Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, 9.756%, (3 mo. USD Term SOFR + 5.50%), 8/15/28		202	$ 182,827
Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services (continued)
Anuvu Holdings 2 LLC:
Term Loan, 12.645%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(11)	84	$ 31,085
Term Loan, 14.395%, (3 mo. USD Term SOFR + 10.00%), 8.395% cash, 6.00% PIK, 9/27/27(11)	33	26,503
Virgin Media Bristol LLC, Term Loan, 7.686%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	175	172,822
		$ 413,237
Electric Utilities — 0.2%
Kohler Energy Co. LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	298	$ 291,731
		$ 291,731
Electrical Equipment — 0.5%
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31	753	$ 747,370
		$ 747,370
Electronic Equipment, Instruments & Components — 0.7%
Chamberlain Group, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 11/3/28	391	$ 386,864
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	146	139,134
II-VI, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/2/29	115	114,248
Mirion Technologies, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 10/20/28	84	83,637
Range Red Operating, Inc.:
Term Loan, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	27	25,857
Term Loan - Second Lien, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	113	108,466
Verifone Systems, Inc., Term Loan, 10.211%, (3 mo. USD Term SOFR + 5.50%), 8/18/28	152	135,857
		$ 994,063
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(11)	13	$ 3,777
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(11)	114	32,707
PG Investment Co. 59 SARL, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 3/26/31	149	149,027
		$ 185,511
Engineering & Construction — 0.2%
American Residential Services LLC, Term Loan, 7.53%, (3 mo. USD Term SOFR + 3.25%), 2/2/32	96	$ 95,280

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Azuria Water Solutions, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		72	$ 71,960
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/8/30		174	174,013
			$ 341,253
Entertainment — 0.2%
Pretzel Parent, Inc., Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		125	$ 124,406
Renaissance Holding Corp., Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 4/5/30		148	138,212
Vue Entertainment International Ltd., Term Loan, 10.659%, (6 mo. EURIBOR + 8.40%), 2.259% cash, 8.40% PIK, 12/31/27	EUR	50	32,351
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	12	13,296
			$ 308,265
Financial Services — 0.7%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(13)		247	$ 48,712
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.569%, (1 mo. USD Term SOFR + 4.25%), 12/2/31		275	265,375
nVent Electric PLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		150	149,719
Planet U.S. Buyer LLC, Term Loan, 7.319%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		174	173,014
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		125	123,750
Walker & Dunlop, Inc., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		100	99,625
WEX, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		100	98,625
			$ 958,820
Food Products — 0.4%
Froneri Lux Finco SARL, Term Loan, 6.237%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		287	$ 285,587
Newly Weds Foods, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		150	149,437
POP Bidco SAS, Term Loan, 6.686%, (3 mo. EURIBOR + 4.50%), 11/26/31	EUR	150	170,395
			$ 605,419
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		121	$ 121,117
Journey Personal Care Corp., Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		168	167,539
			$ 288,656
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services — 1.8%
AEA International Holdings (Lux) SARL, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 9/7/28	145	$ 143,716
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.299%, (3 mo. USD Term SOFR + 8.00%), 10.049% cash, 2.25% PIK, 1/15/26	148	135,993
Cano Health LLC, Term Loan, 13.799%, (3 mo. USD Term SOFR + 9.50%), 6/28/29	15	13,886
CHG Healthcare Services, Inc., Term Loan, 7.299% - 7.313%, (3 mo. USD Term SOFR + 3.00%), 9/29/28	145	144,551
CNT Holdings I Corp., Term Loan, 6.78%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	96	95,890
Electron BidCo, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 11/1/28	122	121,562
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	228	228,284
Hanger, Inc.:
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	155	155,011
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(17)	20	19,958
IVC Acquisition Ltd., Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 12/12/28	148	147,265
Medical Solutions Holdings, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	194	118,660
National Mentor Holdings, Inc.:
Term Loan, 8.149% - 8.172%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28	314	300,080
Term Loan, 8.149%, (3 mo. USD Term SOFR + 3.75%), 3/2/28	9	9,063
Pacific Dental Services LLC, Term Loan, 7.07% - 7.078%, (1 mo. USD Term SOFR + 2.75%), 3/15/31	174	172,336
Phoenix Guarantor, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 2/21/31	228	226,487
Raven Acquisition Holdings LLC:
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 11/19/31	187	184,950
Term Loan, 11/19/31(17)	13	13,211
Select Medical Corp., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	125	124,649
Surgery Center Holdings, Inc., Term Loan, 7.07%, (1 mo. USD Term SOFR + 2.75%), 12/19/30	193	192,870
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31	175	170,526
		$ 2,718,948
Health Care Technology — 0.5%
Imprivata, Inc., Term Loan, 7.78%, (3 mo. USD Term SOFR + 3.50%), 12/1/27	193	$ 193,549
PointClickCare Technologies, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 11/3/31	96	96,244
Project Ruby Ultimate Parent Corp., Term Loan, 7.436%, (1 mo. USD Term SOFR + 3.00%), 3/10/28	168	168,062

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology (continued)
Symplr Software, Inc., Term Loan, 8.88%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	144	$ 125,578
Waystar Technologies, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/22/29	127	126,978
		$ 710,411
Hotels, Restaurants & Leisure — 2.1%
1011778 BC Unlimited Liability Co., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/20/30	836	$ 829,352
Caesars Entertainment, Inc., Term Loan, 6.563%, (3 mo. USD Term SOFR + 2.25%), 2/6/31	322	317,326
Carnival Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 10/18/28	285	284,774
ClubCorp Holdings, Inc., Term Loan, 9.561%, (3 mo. USD Term SOFR + 5.00%), 9/18/26	220	220,815
Fertitta Entertainment LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/27/29	222	217,073
Flutter Financing BV, Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	444	438,683
Horizon U.S. Finco LP, Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.75%), 10/31/31	125	112,412
IRB Holding Corp., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	241	239,840
Ontario Gaming GTA LP, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	199	193,072
Playa Resorts Holding BV, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/5/29	196	195,524
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	121	119,458
		$ 3,168,329
Household Durables — 0.5%
ACProducts, Inc., Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 5/17/28	265	$ 180,062
PHRG Intermediate LLC, Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	125	116,562
Serta Simmons Bedding LLC:
Term Loan, 11.884%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	27	27,162
Term Loan, 11.914%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	251	230,086
Tempur Sealy International, Inc., Term Loan, 6.78%, (1 mo. USD Term SOFR + 2.50%), 10/24/31	224	224,269
		$ 778,141
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	224	$ 181,199
		$ 181,199
Borrower/Description	Principal Amount* (000's omitted)	Value
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/31/30	159	$ 158,646
		$ 158,646
Insurance — 1.3%
Alliant Holdings Intermediate LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 9/19/31	121	$ 119,952
AmWINS Group, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	599	596,223
Broadstreet Partners, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/13/31	149	148,361
HUB International Ltd., Term Loan, 6.77%, (3 mo. USD Term SOFR + 2.50%), 6/20/30	539	536,568
Ryan Specialty Group LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 9/15/31	150	149,298
USI, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	371	368,766
		$ 1,919,168
Interactive Media & Services — 0.0%†
Twitter, Inc., Term Loan, 10.949%, (3 mo. USD Term SOFR + 6.50%), 10/26/29	25	$ 24,086
		$ 24,086
IT Services — 2.1%
Asurion LLC:
Term Loan, 7.686%, (1 mo. USD Term SOFR + 3.25%), 7/31/27	38	$ 37,627
Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	217	209,887
Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	480	460,210
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	50	46,866
Endure Digital, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	433	314,016
Gainwell Acquisition Corp., Term Loan, 8.399%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	815	760,273
Go Daddy Operating Co. LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	479	477,965
Informatica LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	364	363,750
Iron Mountain, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	116	115,955
Rackspace Finance LLC:
Term Loan, 10.685%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	73	72,611
Term Loan - Second Lien, 7.185%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	366	150,872
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 7/31/31	165	164,490
		$ 3,174,522

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Life Sciences Tools & Services — 0.1%
Sotera Health Holdings LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/30/31	100	$ 99,438
		$ 99,438
Machinery — 1.3%
American Trailer World Corp., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 3/3/28	34	$ 26,944
Apex Tool Group LLC:
Term Loan, 14.422%, (1 mo. USD Term SOFR + 10.00%), 11.922% cash, 2.50% PIK, 2/8/30	157	131,058
Term Loan - Second Lien, 9.672%, (1 mo. USD Term SOFR + 5.25%), 2/8/29	67	58,546
Conair Holdings LLC, Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	217	115,076
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	46	44,577
Crown Equipment Corp., Term Loan, 6.542%, (1 mo. USD Term SOFR + 2.25%), 10/10/31	125	124,220
EMRLD Borrower LP:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/4/31	124	123,106
Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30	115	114,263
Filtration Group Corp., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 10/21/28	97	96,776
Gates Global LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	274	271,766
Icebox Holdco III, Inc., Term Loan, 8.061%, (3 mo. USD Term SOFR + 3.50%), 12/22/28	121	121,171
SPX Flow, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/5/29	140	139,079
Terex Corp., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 10/8/31	300	300,000
TK Elevator Midco GmbH, Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30	315	313,789
		$ 1,980,371
Media — 0.2%
Gray Television, Inc., Term Loan, 7.438%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	145	$ 134,453
Hubbard Radio LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	63	42,303
iHeartCommunications, Inc., Term Loan, 10.213%, (1 mo. USD Term SOFR + 5.78%), 5/1/29	63	48,809
		$ 225,565
Metals/Mining — 0.3%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(18)	64	$ 62,735
Navoi Mining & Metallurgical Co., Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	115	114,582
Borrower/Description	Principal Amount* (000's omitted)	Value
Metals/Mining (continued)
PMHC II, Inc., Term Loan, 8.642%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	196	$ 176,091
Zekelman Industries, Inc., Term Loan, 6.571%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	118	117,787
		$ 471,195
Oil, Gas & Consumable Fuels — 0.6%
Freeport LNG Investments LLLP, Term Loan, 7.522%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	92	$ 91,019
Hilcorp Energy I LP, Term Loan, 6.321%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	100	98,750
Matador Bidco SARL, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	131	131,443
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.573%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	144	143,122
Thunder Generation Funding LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/3/31	149	149,084
UGI Energy Services LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	215	215,021
		$ 828,439
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc., Term Loan, 6.174%, (1 mo. USD Term SOFR + 1.75%), 8/1/27	181	$ 180,389
Jazz Financing Lux SARL, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	156	155,613
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28	239	248,239
		$ 584,241
Professional Services — 1.7%
AlixPartners LLP, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	216	$ 216,134
Amspec Parent LLC:
Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 12/22/31	108	108,333
Term Loan, 12/22/31(17)	17	16,667
Camelot U.S. Acquisition LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	321	317,326
Citrin Cooperman Advisors LLC:
Term Loan, 7.298%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	164	163,058
Term Loan, 4/1/32(17)	11	10,520
CoreLogic, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	236	232,998
Deerfield Dakota Holding LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 4/9/27	310	294,225
Employbridge Holding Co.:
Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	92	77,189
Term Loan, 1/19/30(17)	38	32,322

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Employbridge Holding Co.: (continued)
Term Loan - Second Lien, 9.311%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		205	$ 76,437
First Advantage Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/31/31		200	198,378
Galaxy Bidco Ltd., Term Loan, 6.708%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	75	85,106
Grant Thornton Advisors LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		174	173,038
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.027%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	111	126,109
Tempo Acquisition LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		100	99,705
Teneo Holdings LLC, Term Loan, 9.072%, (1 mo. USD Term SOFR + 4.75%), 3/13/31		149	149,057
Trans Union LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		181	180,583
			$ 2,557,185
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		403	$ 402,066
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/31/30		163	162,782
			$ 564,848
Road & Rail — 0.2%
Kenan Advantage Group, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		336	$ 330,650
			$ 330,650
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., Term Loan, 7.247%, (1 yr. USD Term SOFR + 3.10%), 2/1/29		170	$ 166,252
			$ 166,252
Software — 4.8%
Applied Systems, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 2/24/31		668	$ 667,180
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(13)		119	2,370
Term Loan, 0.00%, 10/25/29(13)		192	6,730
Term Loan, 11.049%, (3 mo. USD Term SOFR + 6.75%), 2/25/28		85	49,058
Boost Newco Borrower LLC, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		424	423,584
Boxer Parent Co., Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 7/30/31		340	333,720
Central Parent, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		321	268,839
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29		165	162,902
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Cloudera, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	535	$ 527,943
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(18)	22	21,805
Constant Contact, Inc., Term Loan, 8.518%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	267	244,971
Cornerstone OnDemand, Inc., Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	194	172,660
Dragon Buyer, Inc., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 9/30/31	175	173,777
Drake Software LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	249	240,035
E2open LLC, Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/4/28	120	119,855
ECI Macola Max Holding LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/9/30	216	216,002
Epicor Software Corp., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	245	244,348
GoTo Group, Inc.:
Term Loan, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28	142	128,910
Term Loan - Second Lien, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28	94	38,850
Ivanti Software, Inc., Term Loan, 8.793%, (3 mo. USD Term SOFR + 4.25%), 12/1/27	211	158,840
Marcel LUX IV SARL, Term Loan, 7.83%, (1 mo. USD Term SOFR + 3.50%), 11/12/30	174	173,908
McAfee LLC, Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	391	368,635
NCR Atleos LLC, Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 4/16/29	85	85,600
Open Text Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	122	122,204
Polaris Newco LLC, Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	362	349,832
Proofpoint, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/31/28	363	361,151
RealPage, Inc., Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	386	382,821
Sabre GLBL, Inc.:
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 6/30/28	26	24,973
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	148	140,142
SolarWinds Holdings, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	250	241,954
UKG, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 2/10/31	648	646,657
Veritas U.S., Inc., Term Loan, 16.799%, (3 mo. USD Term SOFR + 12.50%), 12/9/29	66	65,385
		$ 7,165,641

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail — 1.2%
Apro LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		75	$ 74,159
Great Outdoors Group LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		383	375,570
Harbor Freight Tools USA, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		298	277,955
Hoya Midco LLC, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 2/3/29		73	72,082
Les Schwab Tire Centers, Term Loan, 6.813% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		483	480,565
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28		217	214,637
Speedster Bidco GmbH:
Term Loan, 6.129%, (6 mo. EURIBOR + 3.75%), 12/10/31	EUR	125	141,813
Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		100	99,500
			$ 1,736,281
Trading Companies & Distributors — 0.9%
CD&R Hydra Buyer, Inc., Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		124	$ 119,625
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28% - 8.322%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 1/29/31		173	160,164
Park River Holdings, Inc., Term Loan, 7.80%, (3 mo. USD Term SOFR + 3.25%), 12/28/27		96	90,703
Spin Holdco, Inc., Term Loan, 8.562%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		576	473,717
White Cap Buyer LLC, Term Loan, 7.575%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		338	330,178
Windsor Holdings III LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		172	170,726
			$ 1,345,113
Transportation Infrastructure — 0.1%
Brown Group Holding LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		182	$ 180,473
			$ 180,473
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27		125	$ 123,387
			$ 123,387
Total Senior Floating-Rate Loans (identified cost $47,369,981)			$ 45,760,077

Sovereign Government Bonds — 14.5%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.2%
Albania Government International Bonds:
3.50%, 11/23/31(12)	EUR	100	$ 107,357
4.75%, 2/14/35(12)	EUR	212	229,410
			$ 336,767
Angola — 0.2%
Angola Government International Bonds:
8.75%, 4/14/32(12)		220	$ 170,331
9.125%, 11/26/49(12)		200	139,160
			$ 309,491
Argentina — 0.3%
Argentina Republic Government International Bonds:
0.75% to 7/9/27, 7/9/30(3)		194	$ 148,588
3.50% to 7/9/29, 7/9/41(3)		150	90,902
4.125% to 7/9/27, 7/9/35(3)		200	133,877
5.00%, 1/9/38		200	139,747
			$ 513,114
Azerbaijan — 0.1%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(12)		150	$ 131,389
			$ 131,389
Bahamas — 0.2%
Bahamas Government International Bonds:
6.625%, 5/15/33(12)		22	$ 19,364
8.95%, 10/15/32(12)		200	202,133
			$ 221,497
Barbados — 0.1%
Barbados Government International Bonds:
6.50%, 10/1/29(1)		126	$ 119,889
6.50%, 10/1/29(12)		93	88,718
			$ 208,607
Benin — 0.5%
Benin Government International Bonds:
4.95%, 1/22/35(12)	EUR	220	$ 201,576
6.875%, 1/19/52(12)	EUR	200	178,141
7.96%, 2/13/38(12)		200	180,262
8.375%, 1/23/41(12)		200	183,190
			$ 743,169

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Bulgaria — 0.1%
Bulgaria Government International Bonds, 5.00%, 3/5/37(12)		70	$ 67,831
			$ 67,831
Cameroon — 0.5%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(12)	EUR	300	$ 249,086
9.50%, 7/31/31(12)		600	531,313
			$ 780,399
Chile — 0.4%
Chile Government International Bonds:
2.55%, 7/27/33		550	$ 461,615
3.50%, 1/25/50		200	140,200
			$ 601,815
Colombia — 0.3%
Colombia Government International Bonds:
3.25%, 4/22/32		220	$ 170,215
4.125%, 5/15/51		200	111,198
8.00%, 11/14/35		200	196,612
			$ 478,025
Costa Rica — 0.1%
Costa Rica Government International Bonds, 6.55%, 4/3/34(12)		200	$ 205,025
			$ 205,025
Dominican Republic — 0.4%
Dominican Republic International Bonds:
4.875%, 9/23/32(12)		150	$ 135,038
5.875%, 1/30/60(12)		191	157,632
5.95%, 1/25/27(12)		100	100,640
6.85%, 1/27/45(12)		100	96,320
7.45%, 4/30/44(12)		100	102,605
			$ 592,235
Ecuador — 0.2%
Ecuador Government International Bonds:
0.00%, 7/31/30(12)		160	$ 97,886
5.50% to 7/31/25, 7/31/35(3)(12)		14	8,649
6.90%, 7/31/30(12)		230	172,753
			$ 279,288
Egypt — 0.9%
Egypt Government International Bonds:
6.375%, 4/11/31(12)	EUR	300	$ 293,868
7.053%, 1/15/32(12)		276	230,739
7.903%, 2/21/48(12)		200	138,337
8.50%, 1/31/47(12)		200	146,063
Security	Principal Amount* (000's omitted)		Value
Egypt (continued)
Egypt Government International Bonds: (continued)
8.625%, 2/4/30(12)		270	$ 258,205
8.70%, 3/1/49(12)		200	150,020
8.875%, 5/29/50(12)		250	188,656
			$ 1,405,888
El Salvador — 0.2%
El Salvador Government International Bonds:
8.25%, 4/10/32(12)		110	$ 108,909
9.65%, 11/21/54(1)		150	149,414
			$ 258,323
Ethiopia — 0.5%
Ethiopia Government International Bonds, 6.625%, 12/11/24(12)(13)		875	$ 739,375
			$ 739,375
Ghana — 0.5%
Ghana Government International Bonds:
0.00%, 1/3/30(12)		34	$ 26,025
1.50%, 1/3/37(12)		41	16,687
5.00% to 7/3/28, 7/3/29(3)(12)		108	92,517
5.00% to 7/3/28, 7/3/35(3)(12)		917	623,681
			$ 758,910
Guatemala — 0.3%
Guatemala Government International Bonds:
5.375%, 4/24/32(12)		200	$ 192,616
6.55%, 2/6/37(12)		200	199,614
			$ 392,230
Honduras — 0.2%
Honduras Government International Bonds:
8.625%, 11/27/34(1)		150	$ 148,912
8.625%, 11/27/34(12)		150	148,913
			$ 297,825
Hungary — 0.3%
Hungary Government International Bonds:
2.125%, 9/22/31(12)		310	$ 252,284
6.25%, 9/22/32(12)		200	206,371
			$ 458,655
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(12)		368	$ 318,267
			$ 318,267
Ivory Coast — 0.4%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(12)	EUR	325	$ 276,586

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Ivory Coast (continued)
Ivory Coast Government International Bonds: (continued)
8.075%, 4/1/36(12)		373	$ 346,558
			$ 623,144
Jordan — 0.1%
Jordan Government International Bonds, 5.85%, 7/7/30(12)		200	$ 184,852
			$ 184,852
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.50%, 3/5/36(12)		200	$ 177,468
			$ 177,468
Lebanon — 0.4%
Lebanon Government International Bonds:
5.80%, 4/14/20(12)(13)		398	$ 68,655
6.00%, 1/27/23(12)(13)		133	23,004
6.10%, 10/4/22(12)(13)		630	108,352
6.15%, 6/19/20(12)(13)		157	26,984
6.20%, 2/26/25(12)(13)		37	6,399
6.25%, 5/27/22(12)(13)		46	7,910
6.25%, 11/4/24(12)(13)		14	2,422
6.25%, 6/12/25(12)(13)		37	6,414
6.375%, 3/9/20(12)(13)		598	102,949
6.40%, 5/26/23(12)(13)		412	71,276
6.65%, 4/22/24(12)(13)		137	23,645
6.75%, 11/29/27(12)(13)		11	1,896
6.85%, 3/23/27(12)(13)		10	1,722
6.85%, 5/25/29(12)(13)		204	35,168
7.00%, 3/20/28(12)(13)		14	2,431
7.00%, 4/22/31(12)(13)		154	26,743
7.00%, 3/23/32(12)(13)		8	1,380
7.25%, 3/23/37(12)(13)		35	6,077
8.25%, 4/12/21(12)(13)		241	41,446
			$ 564,873
Mexico — 0.3%
Mexico Government International Bonds:
4.875%, 5/19/33		250	$ 230,647
5.00%, 4/27/51		200	149,624
			$ 380,271
Montenegro — 0.5%
Montenegro Government International Bonds:
4.875%, 4/1/32(12)	EUR	431	$ 474,546
7.25%, 3/12/31(12)		243	245,390
			$ 719,936
Security	Principal Amount* (000's omitted)	Value
Morocco — 0.1%
Morocco Government International Bonds, 3.00%, 12/15/32(12)	200	$ 165,377
		$ 165,377
Nigeria — 0.2%
Nigeria Government International Bonds, 10.375%, 12/9/34(12)	350	$ 331,426
		$ 331,426
Oman — 0.4%
Oman Government International Bonds:
6.25%, 1/25/31(12)	200	$ 209,883
7.375%, 10/28/32(12)	350	392,473
		$ 602,356
Pakistan — 0.1%
Pakistan Government International Bonds, 7.375%, 4/8/31(12)	200	$ 157,935
		$ 157,935
Paraguay — 0.2%
Paraguay Government International Bonds, 4.95%, 4/28/31(12)	259	$ 255,700
		$ 255,700
Peru — 0.3%
Peru Government International Bonds:
3.00%, 1/15/34	300	$ 250,530
3.30%, 3/11/41	170	124,100
		$ 374,630
Philippines — 0.4%
Philippines Government International Bonds:
5.00%, 7/17/33	300	$ 300,251
5.50%, 1/17/48	230	223,847
		$ 524,098
Serbia — 0.1%
Serbia International Bonds, 2.125%, 12/1/30(12)	205	$ 171,491
		$ 171,491
Sri Lanka — 0.6%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(3)	187	$ 153,399
3.35% to 9/15/27, 3/15/33(1)(3)	200	140,000
3.60% to 12/15/27, 6/15/35(1)(3)	247	161,082
3.60% to 11/15/27, 5/15/36(1)(3)	171	120,471
3.60% to 8/15/27, 2/15/38(1)(3)	200	141,500
4.00%, 4/15/28(1)	184	169,905
		$ 886,357

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Suriname — 0.7%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)		663	$ 612,641
9.00%, Oil-Linked, 12/31/50(1)		463	490,085
			$ 1,102,726
Trinidad and Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(12)		200	$ 191,790
			$ 191,790
Tunisia — 0.2%
Tunisian Republic, 6.375%, 7/15/26(12)	EUR	218	$ 239,688
			$ 239,688
Turkey — 0.5%
Turkiye Government International Bonds:
4.25%, 4/14/26		200	$ 197,630
4.875%, 4/16/43		200	135,528
5.25%, 3/13/30		200	185,377
5.75%, 5/11/47		200	144,925
			$ 663,460
Ukraine — 0.9%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/30(3)(12)		11	$ 5,357
0.00% to 2/1/27, 2/1/34(3)(12)		100	38,588
0.00% to 2/1/27, 2/1/35(3)(12)		200	101,497
0.00% to 2/1/27, 2/1/36(3)(12)		180	92,686
0.00%, GDP-Linked, 8/1/41(12)(19)		1,181	843,699
1.75% to 8/1/25, 2/1/29(3)(12)		130	81,621
1.75% to 8/1/25, 2/1/34(3)(12)		150	76,425
1.75% to 8/1/25, 2/1/35(3)(12)		141	70,408
1.75% to 8/1/25, 2/1/36(3)(12)		137	66,531
			$ 1,376,812
United Arab Emirates — 0.4%
Abu Dhabi Government International Bonds:
3.125%, 4/16/30(12)		300	$ 287,154
3.875%, 4/16/50(12)		200	155,186
5.00%, 4/30/34(12)		200	208,409
			$ 650,749
Uruguay — 0.3%
Uruguay Government International Bonds:
5.10%, 6/18/50		130	$ 119,600
5.442%, 2/14/37		300	305,925
			$ 425,525
Uzbekistan — 0.3%
National Bank of Uzbekistan, 8.50%, 7/5/29(12)		240	$ 245,667
Security	Principal Amount* (000's omitted)	Value
Uzbekistan (continued)
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(12)	200	$ 195,059
		$ 440,726
Venezuela — 0.2%
Venezuela Government International Bonds:
6.00%, 12/9/20(12)(13)	187	$ 24,310
7.00%, 12/1/18(12)(13)	66	8,828
7.00%, 3/31/38(12)(13)	86	13,330
7.65%, 4/21/25(12)(13)	258	38,055
7.75%, 10/13/19(12)(13)	224	31,780
8.25%, 10/13/24(12)(13)	250	36,875
9.00%, 5/7/23(12)(13)	146	21,658
9.25%, 9/15/27(13)	300	53,250
9.25%, 5/7/28(12)(13)	203	33,544
9.375%, 1/13/34(13)	44	9,350
11.75%, 10/21/26(12)(13)	102	18,833
11.95%, 8/5/31(12)(13)	109	18,241
12.75%, 8/23/22(12)(13)	223	37,804
		$ 345,858
Zambia — 0.0%†
Zambia Government International Bonds:
0.50%, 12/31/53(12)	50	$ 28,571
5.75% to 6/30/31, 6/30/33(3)(12)	40	34,788
		$ 63,359
Total Sovereign Government Bonds (identified cost $21,550,155)		$ 21,718,732

Sovereign Loans — 0.9%
Borrower/Description	Principal Amount* (000's omitted)		Value
Bahamas — 0.2%
Commonwealth of the Bahamas, Term Loan, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	330	$ 382,177
			$ 382,177
Tanzania — 0.7%
Government of the United Republic of Tanzania, Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(2)		1,031	$ 1,003,698
			$ 1,003,698
Total Sovereign Loans (identified cost $1,390,486)			$ 1,385,875

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 14.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.386%, (COF + 1.253%), 1/1/35(20)	$42	$ 41,048
5.00%, 8/1/52	2,139	2,103,537
6.15%, 7/20/27	12	11,825
9.00%, 3/1/31	1	618
Federal National Mortgage Association:
5.00%, with various maturities to 2040	479	486,156
5.50%, with various maturities to 2033	268	275,344
6.209%, (6 mo. RFUCCT + 1.541%), 9/1/37(20)	107	109,879
6.353%, (COF + 2.004%), 7/1/32(20)	55	56,091
Government National Mortgage Association:
4.50%, 10/15/47	86	82,910
5.00%, 6/20/52	1,767	1,743,704
5.50%, 30-Year, TBA(21)	5,450	5,445,711
5.50%, with various maturities to 2062	1,405	1,416,575
6.00%, with various maturities to 2054	718	735,898
6.50%, 1/20/54	449	466,512
7.00%, 2/20/54	1,128	1,184,909
7.50%, with various maturities to 2054	1,074	1,133,697
8.00%, 3/15/34	100	101,560
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(21)	600	598,758
6.00%, 30-Year, TBA(21)	5,300	5,376,395
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $21,446,698)		$ 21,371,127

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(9)(11)	104	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Principal Amount	Value
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(9)(11)	$500,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 3.9%
Affiliated Fund — 3.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(22)	4,812,289	$ 4,812,289
Total Affiliated Fund (identified cost $4,812,289)		$ 4,812,289

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/15/25(23)	$167	$ 166,727
0.00%, 5/29/25	169	168,446
0.00%, 6/5/25(23)	164	163,326
0.00%, 7/15/25(23)	408	404,446
Total U.S. Treasury Obligations (identified cost $902,951)		$ 902,945
Total Short-Term Investments (identified cost $5,715,240)		$ 5,715,234
Total Investments — 125.4% (identified cost $198,004,775)		$187,072,078
Less Unfunded Loan Commitments — (0.1)%		$ (111,380)
Net Investments — 125.3% (identified cost $197,893,395)		$186,960,698
Other Assets, Less Liabilities — (25.3)%		$ (37,726,843)
Net Assets — 100.0%		$149,233,855
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $62,143,938 or 41.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2025.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(9)	Non-income producing security.
(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(11)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $17,123,902 or 11.5% of the Fund's net assets.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2025, the total value of unfunded loan commitments is $104,944. See Note 1F for description.
(18)	Fixed-rate loan.
(19)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(20)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2025.
(21)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(22)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2025.
(23)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	435,204	USD	469,102	6/18/25	$ 25,251
EUR	373,937	USD	403,063	6/18/25	21,696
EUR	330,000	USD	355,704	6/18/25	19,147
EUR	210,000	USD	226,357	6/18/25	12,184

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	200,000	USD	217,070	6/18/25	$ 10,113
EUR	83,095	USD	90,676	6/18/25	3,712
USD	91,115	EUR	83,497	6/18/25	(3,730)
USD	118,394	EUR	109,838	6/18/25	(6,373)
USD	218,997	EUR	200,688	6/18/25	(8,966)
USD	240,828	EUR	220,693	6/18/25	(9,860)
USD	360,107	EUR	330,000	6/18/25	(14,744)
USD	363,941	EUR	333,514	6/18/25	(14,901)
USD	455,732	EUR	417,630	6/18/25	(18,659)
USD	461,049	EUR	424,794	6/18/25	(21,479)
USD	641,476	EUR	587,845	6/18/25	(26,263)
USD	694,520	EUR	636,455	6/18/25	(28,435)
USD	849,324	EUR	778,316	6/18/25	(34,773)
					$ (96,080)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	427,660	EUR	395,203	Standard Chartered Bank	5/5/25	$ —	$ (20,046)
EUR	109,419	USD	125,854	HSBC Bank USA, N.A.	5/9/25	—	(1,868)
EUR	98,019	USD	111,436	JPMorgan Chase Bank, N.A.	5/9/25	—	(368)
USD	87,044	EUR	79,283	HSBC Bank USA, N.A.	5/9/25	—	(2,793)
USD	105,310	EUR	95,953	UBS AG	5/9/25	—	(3,417)
USD	36,057	EUR	34,300	Australia and New Zealand Banking Group Limited	5/30/25	—	(2,859)
USD	35,157	EUR	33,400	Citibank, N.A.	5/30/25	—	(2,737)
USD	35,153	EUR	33,400	State Street Bank and Trust Company	5/30/25	—	(2,741)
USD	35,115	EUR	33,400	State Street Bank and Trust Company	5/30/25	—	(2,780)
USD	450,026	EUR	395,203	Standard Chartered Bank	6/3/25	1,535	—
USD	76,911	EUR	70,900	Bank of America, N.A.	6/30/25	—	(3,686)
USD	70,050	EUR	64,550	State Street Bank and Trust Company	6/30/25	—	(3,329)
USD	70,035	EUR	64,550	State Street Bank and Trust Company	6/30/25	—	(3,344)
						$1,535	$(49,968)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	92	Long	6/30/25	$10,045,969	$159,689

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra 10-Year Treasury Note	10	Long	6/18/25	$ 1,147,344	$ 10,781
Euro-Bobl	(7)	Short	6/6/25	(948,660)	(13,659)
Euro-Buxl	(3)	Short	6/6/25	(421,760)	9,652
Euro-Schatz	(2)	Short	6/6/25	(243,721)	(1,257)
U.S. 5-Year Treasury Note	(39)	Short	6/30/25	(4,258,617)	(63,882)
U.S. 10-Year Treasury Note	(2)	Short	6/18/25	(224,438)	(2,594)
U.S. Long Treasury Bond	(14)	Short	6/18/25	(1,632,750)	653
U.S. Ultra-Long Treasury Bond	(15)	Short	6/18/25	(1,815,469)	15,883
					$115,266
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 5,000	1.00% (pays quarterly)(1)	2.65%	6/20/30	$ (361,798)	$ 255,782	$ (106,016)
Croatia	5,000	1.00% (pays quarterly)(1)	0.88	6/20/30	34,100	(23,945)	10,155
Egypt	180	1.00% (pays quarterly)(1)	6.18	12/20/28	(28,187)	39,832	11,645
Egypt	72	1.00% (pays quarterly)(1)	6.86	6/20/30	(16,461)	18,546	2,085
Hungary	2,200	1.00% (pays quarterly)(1)	1.13	6/20/29	(8,431)	27,612	19,181
Indonesia	3,000	1.00% (pays quarterly)(1)	0.98	6/20/30	6,485	(13,781)	(7,296)
Mexico	2,500	1.00% (pays quarterly)(1)	1.39	6/20/30	(42,298)	39,515	(2,783)
Peru	2,000	1.00% (pays quarterly)(1)	1.03	6/20/30	(65)	(6,028)	(6,093)
Total	$19,952				$ (416,655)	$337,533	$ (79,122)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(1)	6/20/30	$ 2,156	$ (1,795)	$ 361
Total				$2,156	$(1,795)	$361

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Bank of America, N.A.	$ 2,518	1.00% (pays quarterly)(1)	1.80%	6/20/30	$ (89,435)	$ 99,756	$ 10,321
Brazil	Citibank, N.A.	1,050	1.00% (pays quarterly)(1)	2.24	12/20/31	(71,940)	101,019	29,079
Ivory Coast	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	1.84	6/20/25	(11)	2,052	2,041
Ivory Coast	Barclays Bank PLC	588	1.00% (pays quarterly)(1)	3.09	6/20/27	(23,901)	32,592	8,691
Ivory Coast	Deutsche Bank AG	1,369	1.00% (pays quarterly)(1)	3.09	6/20/27	(55,635)	75,990	20,355
Ivory Coast	Deutsche Bank AG	1,525	1.00% (pays quarterly)(1)	3.09	6/20/27	(61,987)	84,566	22,579
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	1.69	12/20/31	(26,285)	20,412	(5,873)
Petroleos Mexicanos	Goldman Sachs International	88	1.00% (pays quarterly)(1)	4.66	6/20/26	(3,403)	3,838	435
U.S. Single Family Rental	Goldman Sachs International	523	7.85% (pays annually)	8.29	3/18/28	542	964	1,506
Total		$9,349				$ (332,055)	$421,189	$89,134
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $29,301,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $191,118,865)	$ 180,485,919
Affiliated investments, at value (identified cost $6,774,530)	6,474,779
Cash	239,446
Deposits for derivatives collateral:
Futures contracts	231,030
Centrally cleared derivatives	6,044,509
Foreign currency, at value (identified cost $105,647)	106,524
Interest receivable	1,493,211
Interest and dividends receivable from affiliated investments	23,672
Receivable for investments sold	347,814
Receivable for variation margin on open futures contracts	16,264
Receivable for variation margin on open centrally cleared derivatives	6,946
Receivable for open forward foreign currency exchange contracts	1,535
Receivable for open swap contracts	95,007
Tax reclaims receivable	124
Trustees' deferred compensation plan	85,755
Prepaid upfront fees on notes payable	25,814
Prepaid expenses	6,541
Total assets	$195,684,890
Liabilities
Notes payable	$ 34,000,000
Payable for investments purchased	11,499
Payable for forward commitment securities	11,364,712
Payable for open forward foreign currency exchange contracts	49,968
Payable for open swap contracts	5,873
Upfront receipts on open OTC swap contracts	421,189
Payable to affiliates:
Investment adviser fee	149,325
Trustees' fees	1,394
Trustees' deferred compensation plan	85,755
Accrued expenses	361,320
Total liabilities	$ 46,451,035
Commitments and contingencies (see Note 11)
Net Assets	$149,233,855
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 134,529
Additional paid-in capital	191,479,902
Accumulated loss	(42,380,576)
Net Assets	$149,233,855
Common Shares Issued and Outstanding	13,452,867
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 11.09

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$ 152,033
Interest income	6,629,544
Interest income from affiliated investments	43,548
Other income	31,965
Total investment income	$ 6,857,090
Expenses
Investment adviser fee	$ 888,745
Trustees’ fees and expenses	8,617
Custodian fee	140,345
Transfer and dividend disbursing agent fees	8,969
Legal and accounting services	92,426
Printing and postage	42,953
Interest expense and fees	948,725
Miscellaneous	24,407
Total expenses	$ 2,155,187
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 5,141
Total expense reductions	$ 5,141
Net expenses	$ 2,150,046
Net investment income	$ 4,707,044
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,009,976)
Investment transactions - affiliated investments	2,095
Futures contracts	(286,848)
Swap contracts	259,766
Foreign currency transactions	(302)
Forward foreign currency exchange contracts	152,986
Net realized loss	$ (882,279)
Change in unrealized appreciation (depreciation):
Investments	$ 1,185,322
Investments - affiliated investments	(9,083)
Futures contracts	316,945
Swap contracts	(185,678)
Foreign currency	30,386
Forward foreign currency exchange contracts	(220,374)
Net change in unrealized appreciation (depreciation)	$ 1,117,518
Net realized and unrealized gain	$ 235,239
Net increase in net assets from operations	$ 4,942,283

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,707,044	$ 10,021,007
Net realized loss	(882,279)	(244,470)
Net change in unrealized appreciation (depreciation)	1,117,518	12,119,180
Net increase in net assets from operations	$ 4,942,283	$ 21,895,717
Distributions to shareholders	$ (6,102,480)*	$ (11,079,527)
Tax return of capital to shareholders	$ —	$ (1,578,299)
Capital share transactions:
Reinvestment of distributions	$ 57,887	$ 56,523
Net increase in net assets from capital share transactions	$ 57,887	$ 56,523
Net increase (decrease) in net assets	$ (1,102,310)	$ 9,294,414
Net Assets
At beginning of period	$ 150,336,165	$ 141,041,751
At end of period	$149,233,855	$150,336,165
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 4,942,283
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(109,215,954)
Investments sold and principal repayments	108,409,951
Decrease in short-term investments, net	2,265,315
Net amortization/accretion of premium (discount)	88,232
Amortization of prepaid upfront fees on notes payable	16,726
Increase in interest receivable	(44,991)
Decrease in interest and dividends receivable from affiliated investments	159
Increase in receivable for variation margin on open futures contracts	(16,264)
Increase in receivable for variation margin on open centrally cleared derivatives	(6,946)
Decrease in receivable for open swap contracts	58,149
Decrease in receivable from the transfer agent	30,646
Increase in tax reclaims receivable	(7)
Decrease in Trustees’ deferred compensation plan	5,297
Increase in prepaid expenses	(5,023)
Decrease in payable for variation margin on open centrally cleared derivatives	(33,973)
Decrease in payable for variation margin on open futures contracts	(24,770)
Decrease in payable for open swap contracts	(996)
Decrease in upfront receipts on open OTC swap contracts	(15,950)
Decrease in payable to affiliates for investment adviser	(22,290)
Increase in payable to affiliates for Trustees' fees	422
Decrease in payable to affiliates for Trustees' deferred compensation plan	(5,297)
Decrease in accrued expenses	(139,977)
Increase in unfunded loan commitments	111,380
Net change in unrealized (appreciation) depreciation from investments	(1,176,239)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	61,878
Net realized loss from investments	1,007,881
Net cash provided by operating activities	$ 6,289,642
Cash Flows From Financing Activities
Cash distributions paid	$ (6,044,593)
Proceeds from notes payable	4,000,000
Repayments of notes payable	(5,000,000)
Payment of upfront fees on notes payable	(30,000)
Net cash used in financing activities	$ (7,074,593)
Net decrease in cash and restricted cash*	$ (784,951)
Cash and restricted cash at beginning of period (including foreign currency)	$ 7,406,460
Cash and restricted cash at end of period (including foreign currency)	$ 6,621,509
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 57,887
Cash paid for interest and fees on borrowings	983,017
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $(467).

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2025
Cash	$ 239,446
Deposits for derivatives collateral:
Futures contracts	231,030
Centrally cleared derivatives	6,044,509
Foreign currency	106,524
Total cash and restricted cash as shown on the Statement of Cash Flows	$6,621,509

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$ 11.18	$ 10.49	$ 10.48	$ 13.31	$ 13.23	$ 14.52
Income (Loss) From Operations
Net investment income(1)	$ 0.35	$ 0.75	$ 0.77	$ 0.56	$ 0.71	$ 0.49
Net realized and unrealized gain (loss)	0.01	0.88	0.22	(2.19)	0.42	(0.88)
Total income (loss) from operations	$ 0.36	$ 1.63	$ 0.99	$ (1.63)	$ 1.13	$ (0.39)
Less Distributions
From net investment income	$ (0.45)*	$ (0.82)	$ (0.87)	$ (0.67)	$ (0.60)	$ (0.76)
Tax return of capital	—	(0.12)	(0.11)	(0.53)	(0.49)	(0.14)
Total distributions	$ (0.45)	$ (0.94)	$ (0.98)	$ (1.20)	$ (1.09)	$ (0.90)
Discount on tender offer(1)	$ —	$ —	$ —	$ —	$ 0.04	$ —
Net asset value — End of period	$11.09	$11.18	$10.49	$ 10.48	$13.31	$13.23
Market value — End of period	$10.96	$11.16	$ 9.95	$ 10.64	$13.53	$11.85
Total Investment Return on Net Asset Value(2)	3.33% (3)	16.12%	10.20%	(12.67)%	9.29%	(1.80)%
Total Investment Return on Market Value(2)	2.30% (3)	22.32%	2.86%	(12.71)%	23.94%	(3.32)%

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Financial Highlights — continued

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,234	$150,336	$141,042	$140,883	$178,651	$236,628
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.63% (5)	1.54%	1.44%	1.47%	1.35%	1.48%
Interest and fee expense(6)	1.27% (5)	1.53%	1.24%	0.75%	0.28%	0.57%
Total expenses	2.90% (5)	3.07%	2.68%	2.22%	1.63%	2.05%
Net expenses	2.89% (5)(7)	3.07% (7)	2.68% (7)	2.22% (7)	1.63%	2.05%
Net investment income	6.32% (5)	6.70%	7.14%	4.70%	5.16%	3.59%
Portfolio Turnover	59% (3)(8)	156% (8)	231% (8)	182% (8)	76% (8)	47%
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 34,000	$ 35,000	$ 25,500	$ 32,000	$ 43,000	$ 55,000
Asset coverage per $1,000 of notes payable(9)	$ 5,389	$ 5,295	$ 6,531	$ 5,403	$ 5,155	$ 5,302
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to borrowings for the purpose of financial leverage (see Note 7).
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
N  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
O  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund intends to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains. In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component. For the six months ended April 30, 2025, the amount of distributions estimated to be a tax return of capital was approximately $1,056,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $28,390,257 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $8,286,293 are short-term and $20,103,964 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 198,575,283
Gross unrealized appreciation	$ 4,894,182
Gross unrealized depreciation	(16,527,641)
Net unrealized depreciation	$ (11,633,459)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total leveraged assets, subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent the value of all assets of the Fund (including assets acquired with financial leverage), plus the notional value of long and short forward foreign currency contracts and futures contracts and swaps based upon foreign currencies, issuers or markets held by the Fund, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility/commercial paper program or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked-to-market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations in a given country denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.
The investment advisory agreement provides that if investment leverage exceeds 40% of the Fund's total leveraged assets, EVM shall not be entitled to receive the above described compensation with respect to total leveraged assets in excess of this amount. As of April 30, 2025, the Fund's investment leverage was 33% of its total leveraged assets. For the six months ended April 30, 2025, the investment adviser fee amounted to $888,745 or 0.75% (annualized) of the Fund’s average daily total leveraged assets and 1.19% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $5,141 relating to the Fund’s investment in the Liquidity Fund.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM's organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 30,779,092	$ 32,418,322
U.S. Government and Agency Securities	75,926,641	75,795,925
	$106,705,733	$108,214,247
5  Common Shares of Beneficial Interest
The Fund may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended April 30, 2025 and the year ended October 31, 2024 were 5,143 and 5,027, respectively.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2025 and the year ended October 31, 2024.
At April 30, 2025, according to the filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, two affiliated entities together owned 10.1% of the Fund's common shares.
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $382,565. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $685,777 at April 30, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ 42,741*	$ 92,103*	$ 196,658*	$ 331,502
Receivable for open forward foreign currency exchange contracts	—	1,535	—	1,535
Receivable for open swap contracts; Upfront receipts on open OTC swap contracts	542	—	—	542
Total Asset Derivatives	$ 43,283	$ 93,638	$196,658	$ 333,579
Derivatives not subject to master netting or similar agreements	$ 42,741	$ 92,103	$196,658	$ 331,502
Total Asset Derivatives subject to master netting or similar agreements	$ 542	$ 1,535	$ —	$ 2,077
Accumulated loss	$ (457,240)*	$ (188,183)*	$ (81,392)*	$ (726,815)
Payable for open forward foreign currency exchange contracts	—	(49,968)	—	(49,968)
Payable for open swap contracts; Upfront receipts on open OTC swap contracts	(332,597)	—	—	(332,597)
Total Liability Derivatives	$(789,837)	$(238,151)	$ (81,392)	$(1,109,380)
Derivatives not subject to master netting or similar agreements	$(457,240)	$(188,183)	$ (81,392)	$ (726,815)
Total Liability Derivatives subject to master netting or similar agreements	$(332,597)	$ (49,968)	$ —	$ (382,565)
*	For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$ 542	$ (542)	$ —	$ —	$ —
Standard Chartered Bank	1,535	(1,535)	—	—	—
	$2,077	$(2,077)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$ (2,859)	$ —	$ —	$ —	$ (2,859)
Bank of America, N.A.	(93,121)	—	93,121	—	—
Barclays Bank PLC	(23,912)	—	—	—	(23,912)
Citibank, N.A.	(100,962)	—	100,962	—	—
Deutsche Bank AG	(117,622)	—	—	—	(117,622)
Goldman Sachs International	(3,403)	542	2,861	—	—
HSBC Bank USA, N.A.	(4,661)	—	—	—	(4,661)
JPMorgan Chase Bank, N.A.	(368)	—	—	—	(368)
Standard Chartered Bank	(20,046)	1,535	—	—	(18,511)
State Street Bank and Trust Company	(12,194)	—	—	—	(12,194)
UBS AG	(3,417)	—	—	—	(3,417)
	$(382,565)	$2,077	$196,944	$ —	$(183,544)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ (286,848)	$ (286,848)
Swap contracts	259,766	—	—	259,766
Forward foreign currency exchange contracts	—	152,986	—	152,986
Total	$ 259,766	$ 152,986	$(286,848)	$ 125,904
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$ 316,945	$ 316,945
Swap contracts	(185,678)	—	—	(185,678)
Forward foreign currency exchange contracts	—	(220,374)	—	(220,374)
Total	$(185,678)	$(220,374)	$ 316,945	$ (89,107)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$26,559,000	$13,325,000	$7,745,000	$31,350,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Credit Agreement
The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $60 million ($70 million prior to March 11, 2025) pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through March 10, 2026, the Fund pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 11, 2025, the Fund paid an upfront fee of $30,000, which is being amortized to interest expense through March 10, 2026. The unamortized balance at April 30, 2025 is approximately $26,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2025, the Fund had borrowings outstanding under the Agreement of $34,000,000 at an annual interest rate of 5.32%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2025 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2025. For the six months ended April 30, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $32,348,066 and 5.43%, respectively.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
At April 30, 2025, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $6,474,779, which represents 4.3% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.305%, 6/15/47	$ 83,615	$ —	$ (87,615)	$ 2,095	$ (3,287)	$ —	$ 6,000	$ —
Series 2016-C29, Class D, 3.00%, 5/15/49	858,749	—	—	—	(105,978)	755,645	17,874	1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	178,800	—	—	—	14,641	194,231	5,035	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	546,013	76,725	—	—	85,541	712,614	14,639	1,227,333
Short-Term Investments
Liquidity Fund	7,221,157	38,089,368	(40,498,236)	—	—	4,812,289	152,033	4,812,289
Total				$2,095	$ (9,083)	$6,474,779	$195,581
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 21,316,290	$ —	$ 21,316,290
Collateralized Mortgage Obligations	—	31,471,723	—	31,471,723
Commercial Mortgage-Backed Securities	—	9,651,981	—	9,651,981
Common Stocks	11,191	993,712	166,453	1,171,356
Corporate Bonds	—	27,475,364	—	27,475,364
Preferred Stocks	—	34,319	—	34,319
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	45,554,625	94,072	45,648,697
Sovereign Government Bonds	—	21,718,732	—	21,718,732
Sovereign Loans	—	1,385,875	—	1,385,875
U.S. Government Agency Mortgage-Backed Securities	—	21,371,127	—	21,371,127
Warrants	—	—	0	0
Miscellaneous	—	—	0	0

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments:
Affiliated Fund	$ 4,812,289	$ —	$ —	$ 4,812,289
U.S. Treasury Obligations	—	902,945	—	902,945
Total Investments	$ 4,823,480	$ 181,876,693	$ 260,525	$ 186,960,698
Forward Foreign Currency Exchange Contracts	$ —	$ 93,638	$ —	$ 93,638
Futures Contracts	196,658	—	—	196,658
Swap Contracts	—	43,283	—	43,283
Total	$ 5,020,138	$ 182,013,614	$ 260,525	$ 187,294,277
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (238,151)	$ —	$ (238,151)
Futures Contracts	(81,392)	—	—	(81,392)
Swap Contracts	—	(789,837)	—	(789,837)
Total	$ (81,392)	$ (1,027,988)	$ —	$ (1,109,380)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
11  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Fund. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

A request by the Fund and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. At this time, the Fund cannot reliably predict the outcome of these proceedings or the effect, if any, on the Fund's net asset value.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 6, 2025. The following action was taken by the shareholders:
Proposal 1(a): The election of Alan C. Bowser, George J. Gorman and Keith Quinton as Class II Trustees of the Fund for a three-year term expiring in 2028.
	Number of Shares
Nominees for Trustee	For	Withheld
Alan C. Bowser	7,971,447	208,279
George J. Gorman	7,943,629	236,097
Keith Quinton	7,970,350	209,376

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2025
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland
Scott E. Wennerholm

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7741    4.30.25

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025